Total Invested Assets and Related Net Investment Income - Changes in Asset Fair Value and Currency Change (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	$ 6,859	$ 7,162
Fair value changes on investment properties	19	305
Foreign exchange gains (losses)	(18)	(349)
Fair value and foreign currency changes on assets and liabilities	6,860	7,118
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	(10)	(2)
Debt securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	5,209	5,686
Equity securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	357	629
Derivative assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	1,306	772
Other invested assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	$ (3)	$ 77